Jul. 18, 2025
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund
VIII.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable World Appreciation Allocation Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.85%
Total Annual Operating Expenses	1.35%
Less Waivers and Reimbursements[2]	(0.35%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

IX.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable World Appreciation Allocation Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class V	$102	$357

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date: